Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.3%  (100.0% of Total Investments)
X
1,132,041,724 MUNICIPAL BONDS - 156.8% (94.9% of Total Investments)
X 1,132,041,724
Alabama - 5.9% (3.6% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- $ 455,522
38,450 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B 41,138,809
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
427 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 399,910
500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 475,090
39,772 Total Alabama 42,469,331
Arizona - 4.0% (2.4% of Total Investments)
4,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R 3,970,560
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
1,860 5.000%, 7/01/49, 144A 7/29 at 100.00 BB 1,854,457
1,500 5.000%, 7/01/54, 144A 7/29 at 100.00 BB 1,483,410
340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+ 308,193
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R 904,520
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
2,000 5.000%, 7/01/39, 144A 7/29 at 100.00 BB+ 2,062,360
5,355 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+ 5,448,605
1,525 5.000%, 7/01/54, 144A 7/29 at 100.00 BB+ 1,542,690
315 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.500%, 10/01/51, 144A
10/27 at 103.00 N/R 332,555
600 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35, 144A
7/25 at 100.00 BB 607,428
280 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2 257,169
2,700 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Guam Facilities Foundation, Inc. Project, Series 2014, 5.375%, 2/01/41
2/24 at 100.00 B+ 2,710,773
500 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019,
5.000%, 6/15/52, 144A
6/25 at 100.00 N/R 501,290

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 N/R $ 1,042,060
50 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series
2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R 48,416
380 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.250%, 6/15/50, 144A
6/28 at 100.00 N/R 338,797
1,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 687,920
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
2,205 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 2,204,780
2,350 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 2,313,222
28,960 Total Arizona 28,619,205
Arkansas - 1.9% (1.2% of Total Investments)
14,050 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 13,726,569
California - 9.0% (5.5% of Total Investments)
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 2,328,960
4,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 4,357,440
1,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 1,257,555
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.010%, 6/01/55
6/30 at 26.72 N/R 289,401
1,530 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 1,444,641
4,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 4,284,480
2,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,003,580
1,385 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,261,458
320 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R 314,656
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
4,020 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 3,329,444
4,380 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 3,405,363
1,260 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
8/22 at 100.00 N/R 1,260,227

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School
Revenue Bonds, Arts in Action Charter Schools - Obligated
Group, Series 2020A:
$ 1,410 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R $ 1,420,124
700 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 702,331
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 812,100
2,065 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 2,111,070
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,480 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 1,494,045
10,090 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 10,201,394
1,095 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 1,123,525
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
110 5.750%, 7/01/24 (4),(5) 9/22 at 100.00 N/R 110,251
2 5.750%, 7/01/30 (4),(5) 9/22 at 100.00 N/R 1,395
53 5.750%, 7/01/35 2035 2035 (4),(5) 9/22 at 100.00 N/R 52,858
87 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(4),(5)
No Opt. Call N/R 86,526
39 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(4),(5)
9/22 at 100.00 N/R 39,425
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
8/22 at 23.12 N/R 5,768,500
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,858,425
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 1,669,300
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (6)
1/31 at 100.00 A- 4,999,200
55,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 7,098,428
137,646 Total California 65,086,102
Colorado - 10.9% (6.6% of Total Investments)
3,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 2,888,550
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 1,616,060

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R $ 975,480
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R 642,440
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 N/R 468,650
3,145 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52, 144A
3/32 at 100.00 N/R 3,158,932
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Loveland Classical Schools
Project, Series 2016:
525 3.750%, 7/01/26, 144A No Opt. Call BB 510,447
500 5.000%, 7/01/36, 144A 7/26 at 100.00 BB 502,265
10,170 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59, 144A
10/27 at 100.00 Ba1 10,101,251
12,485 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 3.250%, 8/01/49
8/29 at 100.00 BBB+ 9,784,120
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R 982,210
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 N/R 2,015,460
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
0.000%, 12/01/49 (7)
3/25 at 93.28 N/R 10,664,920
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 5,435,430
1,075 Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
6/25 at 103.00 N/R 1,079,483
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 475,955
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 801,790
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R 498,400
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 991,180
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R 510,097
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
5,000 5.000%, 12/01/39 12/24 at 103.00 N/R 5,068,550
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R 5,007,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R $ 951,640
705 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 691,746
4,445 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R 4,356,056
1,200 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R 1,223,292
880 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 N/R 935,968
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 500,290
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 N/R 675,982
Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited Tax, Refunding &
Improvement Series 2019:
1,400 5.000%, 12/01/39 9/24 at 103.00 N/R 1,418,732
2,125 5.000%, 12/01/49 9/24 at 103.00 N/R 2,118,561
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 978,050
1,000 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 978,050
86,430 Total Colorado 79,007,287
District of Columbia - 3.0% (1.8% of Total Investments)
87,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.12 N/R 20,023,050
2,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R 1,599,160
89,000 Total District of Columbia 21,622,210
Florida - 20.0% (12.1% of Total Investments)
Academical Village Community Development District,
Davie, Florida, Special Assessment Revenue Bonds, Series
2020:
2,000 3.625%, 5/01/40 5/30 at 100.00 N/R 1,750,640
1,000 4.000%, 5/01/51 5/30 at 100.00 N/R 883,900
Cape Coral Health Facilities Authority, Florida, Senior
Housing Revenue Bonds, Gulf Care Inc. Project, Series
2015:
4,370 5.875%, 7/01/40, 144A 7/25 at 100.00 N/R 4,376,074
2,500 6.000%, 7/01/45, 144A 7/25 at 100.00 N/R 2,503,800
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
140 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R 141,646
100 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 99,244

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%,
12/15/49, 144A
12/30 at 100.00 Ba1 $ 100,061
1,950 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39,
144A
1/29 at 100.00 N/R 1,977,027
725 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R 152,246
1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior
Living Community Project, Series 2015A, 7.000%, 4/01/49 (4)
8/22 at 103.00 N/R 620,000
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,490 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 1,231,619
3,735 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 2,864,409
170 Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%,
11/01/50
11/29 at 100.00 N/R 153,962
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
1,000 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,038,620
1,000 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 1,039,570
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
165 5.000%, 6/15/24, 144A No Opt. Call N/R 161,569
2,500 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 2,305,800
5,795 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,097,630
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco
County Inc., Series 2020A:
2,435 5.000%, 1/01/40, 144A 1/27 at 100.00 N/R 2,445,397
500 5.000%, 1/01/50, 144A 1/27 at 100.00 N/R 492,635
1,575 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A,
6.000%, 6/15/37, 144A
6/27 at 100.00 N/R 1,578,150
28,365 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 28,402,442
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
7,535 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 7,479,392
3,200 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 3,137,088
40,225 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 38,835,226
3,585 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 3,562,415
3,000 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%,
6/01/51
6/28 at 103.00 N/R 2,712,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Greater Orlando Aviation Authority, Florida, Special
Purpose Airport Facilities Revenue Bonds, JetBlue Airways
Corporation, Series 2013:
$ 2,500 5.000%, 11/15/26, (AMT) 5/23 at 100.00 N/R $ 2,533,500
1,740 5.000%, 11/15/36, (AMT) 5/23 at 100.00 N/R 1,753,746
1,180 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
8/22 at 100.00 BB- 1,180,909
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
1,000 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 880,450
1,100 5.625%, 12/01/37, 144A 12/22 at 105.00 N/R 936,969
1,300 5.750%, 12/01/52, 144A 12/22 at 105.00 N/R 1,018,849
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 N/R 645,799
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
1,260 5.000%, 7/01/26 No Opt. Call BB+ 1,240,193
1,000 5.000%, 7/01/27 No Opt. Call BB+ 979,390
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 N/R 1,457,884
4,935 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 N/R 5,023,731
500 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2,
0.000%, 10/01/54
10/29 at 40.38 BBB+ 104,810
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 N/R 90,768
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 N/R 110,415
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
3,970 5.500%, 11/15/49 11/26 at 103.00 N/R 3,679,634
2,440 5.750%, 11/15/54 11/26 at 103.00 N/R 2,319,855
2,405 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R 2,402,379
75 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call N/R 75,727
1,700 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
1, 6.375%, 11/01/47
11/31 at 100.00 N/R 1,788,876
500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R 502,250
900 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A
5/29 at 100.00 N/R 866,502
150,990 Total Florida 144,735,678

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 2.3% (1.4% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
$ 1,250 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R $ 662,500
7,030 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 3,725,900
18,430 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 9,767,900
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 1,358,550
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 477,898
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 N/R 811,903
29,501 Total Georgia 16,804,651
Guam - 0.6% (0.3% of Total Investments)
3,860 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 Ba1 4,116,381
Hawaii - 0.1% (0.1% of Total Investments)
1,150 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 BB+ 1,105,000
Illinois - 15.0% (9.1% of Total Investments)
2,800 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB+ 2,900,772
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49
1/29 at 100.00 BBB+ 5,356,150
3,965 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+ 4,117,930
335 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen
Plaza Development Project, Senior Lien Series 2019A, 4.375%,
12/01/36, 144A
12/29 at 100.00 N/R 298,555
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 N/R 8,789,694
5,000 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B- 3,956,400
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (6)
3/32 at 100.00 N/R 11,164,158
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 BBB 5,229,039
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB 993,204
4,600 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 BBB 5,035,436
10,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28, (UB) (6)
11/27 at 100.00 BBB 10,946,600
Illinois State, General Obligation Bonds, November Series
2019C:
15,000 4.000%, 11/01/43 11/29 at 100.00 BBB 14,209,050
4,000 4.000%, 11/01/44 11/29 at 100.00 BBB 3,767,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB+ $ 8,247,877
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2012B:
3,135 0.010%, 12/15/50 No Opt. Call BBB+ 788,891
2,500 0.000%, 12/15/51 No Opt. Call BBB+ 597,175
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017A:
22,000 0.000%, 12/15/56 - BAM Insured No Opt. Call AA 4,642,660
22,500 0.010%, 12/15/56 - AGM Insured No Opt. Call AA 4,748,175
4,565 5.000%, 6/15/57 12/27 at 100.00 BBB+ 4,714,276
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call AA 2,110,300
2,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+ 2,633,975
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 480,485
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
150 4.000%, 1/01/38 1/30 at 100.00 AA- 150,744
120 4.000%, 1/01/39 1/30 at 100.00 AA- 120,332
1,000 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
8/22 at 100.00 N/R 410,000
897 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
7/22 at 100.00 N/R 896,615
850 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
8/22 at 100.00 N/R 850,298
155,877 Total Illinois 108,155,991
Indiana - 0.9% (0.5% of Total Investments)
140 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R 124,919
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013, 5.000%, 10/01/32
10/23 at 100.00 N/R 3,175,018
500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B- 584,635
2,325 Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R 2,430,950
6,070 Total Indiana 6,315,522
Iowa - 1.2% (0.7% of Total Investments)
8,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 8,539,829
Kansas - 1.1% (0.6% of Total Investments)
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,275,701
6,475 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R 6,423,524
7,840 Total Kansas 7,699,225

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 1.7% (1.1% of Total Investments)
$ 7,005 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R $ 5,936,738
260 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R 224,567
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
1,765 4.000%, 4/01/50 4/30 at 100.00 N/R 1,695,459
235 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R (8) 260,838
200 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 225,690
1,235 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 1,396,464
800 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 904,592
695 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 784,273
1,085 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 1,143,785
13,280 Total Louisiana 12,572,406
Maryland - 0.4% (0.3% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,480 5.000%, 9/01/24 No Opt. Call CCC 1,492,817
1,000 5.000%, 9/01/39 9/27 at 100.00 CCC 983,490
680 5.000%, 9/01/46 9/27 at 100.00 CCC 653,208
3,160 Total Maryland 3,129,515
Massachusetts - 1.9% (1.2% of Total Investments)
1,620 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/54
6/26 at 100.00 N/R 1,620,454
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 B- 899,550
3,900 5.000%, 7/01/42 7/27 at 100.00 B- 3,336,879
9,500 5.000%, 7/01/47 7/27 at 100.00 B- 7,937,440
16,020 Total Massachusetts 13,794,323
Michigan - 0.5% (0.3% of Total Investments)
40 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB 39,468
74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.010%, 6/01/58
6/33 at 11.41 N/R 3,392,189
74,170 Total Michigan 3,431,657
Minnesota - 0.9% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 N/R 452,725
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R 1,311,349
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 N/R 2,221,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A
12/27 at 100.00 N/R $ 122,663
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 N/R 28,898
2,040 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R 2,002,709
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 N/R 788,390
7,440 Total Minnesota 6,928,354
Missouri - 0.2% (0.1% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 BBB- 310,899
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 N/R 1,253,265
1,815 Total Missouri 1,564,164
Nevada - 2.5% (1.5% of Total Investments)
9,385 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 8,907,303
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,841,300
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
1,964 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 2,059,771
340 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 325,101
2,750 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 2,305,985
18,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.010%, 7/01/58, 144A
7/38 at 31.26 N/R 2,459,520
34,439 Total Nevada 17,898,980
New Hampshire - 0.1% (0.0% of Total Investments)
470 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B1 470,625
New Jersey - 4.0% (2.4% of Total Investments)
4,000 New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39,
144A
10/27 at 102.00 N/R 3,504,600
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.000%, 1/01/34
1/24 at 100.00 N/R 1,499,925
5,475 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 4,605,789
7,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 Ba3 7,519,875

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 Ba3 $ 2,528,175
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39, (UB) (6)
No Opt. Call Baa1 7,230,000
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
1,260 5.000%, 1/01/37, (AMT) 1/28 at 100.00 Baa1 1,317,242
500 5.000%, 1/01/42, (AMT) 1/28 at 100.00 Baa1 517,445
37,735 Total New Jersey 28,723,051
New Mexico - 1.2% (0.7% of Total Investments)
9,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 3.000%, 8/01/48
8/29 at 100.00 AA 7,893,170
825 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 776,713
10,325 Total New Mexico 8,669,883
New York - 11.8% (7.1% of Total Investments)
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB 967,024
2,910 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 2,412,012
1,590 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 1,350,912
450 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 BBB- 428,891
36,150 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A
8/22 at 5.88 N/R 2,111,883
650 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 N/R 668,720
1,570 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 A3 1,670,904
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014A-1, 5.250%, 11/15/39, (UB) (6)
11/23 at 100.00 A3 5,117,600
5,900 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
4.000%, 8/01/39, (UB) (6)
8/30 at 100.00 AA 5,982,187
14,750 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 14,851,627
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
3,235 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 3,298,988
6,960 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 7,105,534
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
6,690 5.000%, 8/01/26, (AMT) 8/22 at 100.00 B 6,740,643
3,000 5.000%, 8/01/31, (AMT) 8/22 at 100.00 B 3,022,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B $ 957,127
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
2,450 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 2,552,949
2,775 4.375%, 10/01/45, (AMT) 10/30 at 100.00 Baa3 2,729,185
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,288,500
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 2,451,302
3,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 Caa1 2,441,790
2,500 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1 1,978,725
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 2,161,170
12,700 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 12,709,906
129,830 Total New York 85,000,289
Ohio - 12.5% (7.6% of Total Investments)
89,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 12,988,154
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
195 3.000%, 6/01/48 6/30 at 100.00 BBB+ 156,995
3,000 4.000%, 6/01/48 6/30 at 100.00 BBB+ 2,896,620
24,405 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 24,404,756
410 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (8) 414,531
7,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
8/22 at 100.00 Ba3 7,620,502
Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-
Use Project, Series 2020:
2,170 3.750%, 12/01/38 6/29 at 100.00 N/R 1,882,909
140 4.000%, 12/01/46 6/29 at 100.00 N/R 118,220
5,000 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- 5,121,350
930 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R 895,767
5,020 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 6,275

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 14,950 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- $ 14,796,464
2,085 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 2,606
4,140 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 5,175
16,350 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 16,417,689
2,470 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R 3,087
2,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 2,500
2,510 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R 3,137
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 840,510
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 901,130
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 1,012,440
185,620 Total Ohio 90,490,817
Oklahoma - 1.0% (0.6% of Total Investments)
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 2,514,006
860 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 873,553
3,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 3,612,506
6,810 Total Oklahoma 7,000,065
Oregon - 0.1% (0.1% of Total Investments)
100 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 102.00 N/R 93,283
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/56
11/28 at 103.00 N/R 878,720
1,100 Total Oregon 972,003
Pennsylvania - 6.8% (4.1% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B 1,125,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Allegheny County Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corp., Refunding Series 2019:
$ 5,970 4.875%, 11/01/24 No Opt. Call B $ 6,105,340
6,995 5.125%, 5/01/30 No Opt. Call B 7,428,620
345 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 373,311
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
3,300 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 3,318,348
560 3.500%, 4/01/41 (4) No Opt. Call N/R 700
1,440 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 1,800
1,025 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R 1,281
5,355 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 6,694
1,555 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 1,297,165
2,565 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+ 2,501,542
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
8/22 at 100.00 BB- 2,402,717
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 N/R 1,010,000
Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Chater School
Project, Series 2017A:
1,870 5.125%, 10/15/37 4/27 at 100.00 BB 1,922,902
3,250 5.250%, 10/15/47 4/27 at 100.00 BB 3,312,043
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019:
2,160 5.000%, 1/01/39 1/25 at 104.00 N/R 2,196,612
1,240 5.000%, 1/01/45 1/25 at 104.00 N/R 1,250,094
3,555 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 3,850,172
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 1,639,452
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 1,639,452
1,270 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 1,167,841

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 7,950 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 Caa1 $ 4,929,000
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/27
11/25 at 100.00 Baa1 1,097,878
545 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 516,377
60,640 Total Pennsylvania 49,094,678
Puerto Rico - 15.5% (9.4% of Total Investments)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,070 3.957%, 7/01/29 (4) 8/22 at 100.00 N/R 1,697,400
3,170 3.957%, 7/01/42 (4) 8/22 at 100.00 D 2,599,400
1,000 3.961%, 7/01/42 (4) 8/22 at 100.00 D 820,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
130 3.957%, 7/01/21 (4) No Opt. Call N/R 106,275
3,750 3.957%, 7/01/26 (4) 8/22 at 100.00 N/R 3,075,000
310 3.957%, 7/01/32 (4) 8/22 at 100.00 D 254,200
1,860 3.957%, 7/01/37 (4) 8/22 at 100.00 D 1,525,200
1,750 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/32 - NPFG Insured
No Opt. Call Baa2 1,787,083
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
1,124 3.978%, 7/01/28 (4) 8/22 at 100.00 Ca 921,680
468 3.978%, 7/01/29 (4) 8/22 at 100.00 N/R 383,760
346 3.978%, 7/01/31 (4) 8/22 at 100.00 Ca 283,720
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
2,995 3.957%, 7/01/28 (4) 8/22 at 100.00 Ca 2,455,900
500 3.978%, 7/01/28 (4) 8/22 at 100.00 Ca 410,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
100 3.978%, 7/01/27 (4) 8/22 at 100.00 D 82,000
4,000 3.978%, 7/01/35 (4) 8/22 at 100.00 D 3,280,000
400 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.978%, 7/01/24 (4)
8/22 at 100.00 Ca 328,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
5,000 4.123%, 7/01/33 (4) 7/23 at 100.00 Ca 4,275,000
10,000 4.102%, 7/01/36 (4) 7/23 at 100.00 D 8,525,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016A-4-RSA-1, 4.371%, 7/01/19 (4)
No Opt. Call N/R 877,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
190 3.988%, 7/01/23 (4) No Opt. Call N/R 156,038
373 3.988%, 7/01/23 (4) 8/22 at 100.00 Ca 306,326
25 3.978%, 7/01/33 (4) 8/22 at 100.00 Ca 20,500
2,525 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/35 - NPFG Insured
No Opt. Call Baa2 2,564,920
3,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/36 - AGC Insured
No Opt. Call AA 3,065,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 45,702 0.000%, 7/01/46 7/28 at 41.38 N/R $ 13,321,233
0 (9) 0.000%, 7/01/51 7/28 at 30.01 N/R 73
1,750 5.000%, 7/01/58 7/28 at 100.00 N/R 1,769,626
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,977,530
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,186 5.250%, 7/01/23 No Opt. Call N/R 1,209,945
2,365 5.375%, 7/01/25 No Opt. Call N/R 2,478,956
2,344 5.625%, 7/01/27 No Opt. Call N/R 2,542,545
4,740 5.750%, 7/01/31 No Opt. Call N/R 5,329,672
18,533 0.010%, 7/01/33 7/31 at 89.94 N/R 11,044,943
2,124 4.000%, 7/01/33 7/31 at 103.00 N/R 2,038,179
1,909 4.000%, 7/01/35 7/31 at 103.00 N/R 1,807,197
5,638 4.000%, 7/01/37 7/31 at 103.00 N/R 5,281,751
10,182 4.000%, 7/01/41 7/31 at 103.00 N/R 9,379,570
4,912 4.000%, 7/01/46 7/31 at 103.00 N/R 4,440,416
14,717 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 7,873,409
500 University of Puerto Rico, University System Revenue Bonds, Series 2006Q,
5.000%, 6/01/24
8/22 at 100.00 CC 496,335
165,688 Total Puerto Rico 111,791,982
South Carolina - 0.1% (0.1% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 N/R 430,636
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R 357,720
830 Total South Carolina 788,356
Tennessee - 1.1% (0.6% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.010%,
12/01/31, 144A
No Opt. Call N/R 624,030
5,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A
12/26 at 100.00 N/R 5,012,100
2,000 Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014, 5.250%, 5/01/25, 144A (4)
11/24 at 100.00 N/R 940,000
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R 777,380
1,500 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (4)
No Opt. Call N/R 405,000
10,500 Total Tennessee 7,758,510
Texas - 3.2% (1.9% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/31 1/27 at 100.00 BB+ 526,405
500 5.000%, 1/01/32 1/27 at 100.00 BB+ 525,515

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
$ 540 5.000%, 1/01/25 No Opt. Call B $ 551,632
475 5.000%, 1/01/29 1/27 at 100.00 B 485,559
850 5.000%, 1/01/34 1/27 at 100.00 B 854,369
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
8/22 at 100.00 Ba3 4,689,305
650 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 662,831
250 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.750%, 9/01/37, 144A
9/26 at 100.00 N/R 240,097
200 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49, 144A
9/30 at 100.00 N/R 191,496
520 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%,
8/15/49, 144A
8/24 at 100.00 N/R 521,082
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 61,522
445 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 403,410
3,930 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R 2,249,689
6,850 New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 N/R 6,297,685
625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (8) 692,812
400 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (8) 420,888
110 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone B Project, Series 2019, 5.375%,
9/01/50, 144A
9/30 at 100.00 N/R 109,206
145 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.750%, 9/15/49, 144A
9/27 at 100.00 N/R 145,441
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A:
1,000 0.000%, 2/15/41 (4) 2/27 at 100.00 N/R 650,000
4,575 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R 2,973,750
27,300 Total Texas 23,252,694

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.3% (0.2% of Total Investments)
$ 2,000 Military Installation Development Authority, Tax Allocation Revenue Bonds,
Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R $ 1,552,820
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50,
144A
6/27 at 102.00 N/R 969,240
3,000 Total Utah 2,522,060
Virgin Islands - 3.0% (1.8% of Total Investments)
1,585 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,679,545
710 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 N/R 691,072
16,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30, 144A
10/24 at 100.00 N/R 15,707,840
435 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R 435,335
2,000 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 1,958,720
1,400 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R 1,400,336
22,130 Total Virgin Islands 21,872,848
Virginia - 1.2% (0.7% of Total Investments)
Roanoke Economic Development Authority, Virginia
Residential Care Facility Revenue Bonds, Richfield Living,
Series 2020:
5,870 5.000%, 9/01/50 (4) 9/27 at 103.00 N/R 4,305,528
4,840 5.125%, 9/01/55 (4) 9/27 at 103.00 N/R 3,541,476
538 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 6.525%, PIK 7.500%)
No Opt. Call N/R 534,974
11,248 Total Virginia 8,381,978
Washington - 0.3% (0.2% of Total Investments)
1,125 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB+ 1,134,889
1,000 Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51, 144A
1/26 at 103.00 N/R 851,130
2,125 Total Washington 1,986,019
West Virginia - 0.7% (0.4% of Total Investments)
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town Centre
Economic Opportunity Development District, Refunding &
Improvement Series 2017A:
3,000 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 3,112,920
625 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 649,731
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 1,003,270
4,625 Total West Virginia 4,765,921

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 9.9% (6.0% of Total Investments)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, 21st Century Public Academy Project,
Series 2020A:
$ 750 5.000%, 6/01/40, 144A 6/28 at 102.00 N/R $ 715,042
1,340 5.000%, 6/01/49, 144A 6/28 at 102.00 N/R 1,215,166
365 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 348,878
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
3,000 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 2,691,300
4,240 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 3,527,383
3,315 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52, 144A
6/32 at 100.00 N/R 3,264,214
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R 1,775,920
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
13,695 3.125%, 8/01/27, 144A (4) No Opt. Call N/R 12,632,131
2,375 6.750%, 8/01/31, 144A (4) No Opt. Call N/R 2,003,336
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
555 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 513,403
15,915 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 15,003,548
215 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 156,991
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R 652,500
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
225 5.000%, 12/01/27 No Opt. Call BBB- 236,853
1,765 5.200%, 12/01/37 12/27 at 100.00 BBB- 1,885,850
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R 1,714,860
635 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/50, 144A
4/30 at 100.00 BB 649,561
8,930 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%,
7/01/54, (AMT)
7/31 at 100.00 N/R 6,898,157
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,885 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 3,619,275
250 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 153,750
8,735 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 5,372,025
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 AA 2,371,787
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 AA 850,905

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%,
11/01/54
11/26 at 103.00 N/R $ 2,924,730
90,915 Total Wisconsin 71,177,565
$ 1,680,901 Total Municipal Bonds (cost $1,181,990,380) 1,132,041,724
Shares Description (1) Value
X 59,192,886 COMMON STOCKS - 8.2% (5.0% of Total Investments)
X 59,192,886
Independent Power and Renewable Electricity Producers - 8.2% (5.0% of Total Investments)
859,113 Energy Harbor Corp (10),(11),(12) $ 59,192,886
Total Common Stocks (cost $24,407,228) 59,192,886
Shares Description (1) Value
1,764,320 EXCHANGE-TRADED FUNDS - 0.3% (0.1% of Total Investments)
X 1,764,320
32,000 VanEck High Yield Muni Exchange Traded Fund $ 1,764,320
Total Exchange-Traded Funds (cost $2,058,659) 1,764,320
Total Long-Term Investments (cost $1,208,456,267) 1,192,998,930
Floating Rate Obligations - (4.6)% (33,436,000)
MuniFund Preferred Shares, net of deferred offering costs - (62.2)%(13) (448,990,553)
Other Assets Less Liabilities -  1.5% 11,269,791
Net Assets Applicable to Common Shares - 100% $ 721,842,168
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,131,751,268 $ 290,456 $ 1,132,041,724
Common Stocks – 59,192,886 – 59,192,886
Exchange-Traded Funds 1,764,320 – – 1,764,320
Total
$ 1,764,320 $ 1,190,944,154 $ 290,456 $ 1,192,998,930

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMCO
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Principal Amount (000) rounds to less than $1,000.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water
Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C,
4.000%, 6/01/33.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 37.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.